1933 Act File No. 33-26516
                           1940 Act File No. 811-5752

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ------

      Pre-Effective Amendment No.         ........................

      Post-Effective Amendment No.  25   .........................      X
                                   ------                            ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   24  ............................................      X
                    ------                                               ------

                          INDEPENDENCE ONE MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1000 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) _X on __August 31, 1999___ pursuant to paragraph (b)(1)(iii) __ 60 days after filing pursuant to paragraph (a)(i) __ on _____________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii)
        on               pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

PART C.         OTHER INFORMATION.

Item 24.           Exhibits:

(a)     Conformed copy of Declaration of Trust of the Registrant; (1.)
      (i)    Conformed copy of Amendment No. 1 to the Declaration of Trust; (2.)
     (ii)    Conformed copy of Amendment No. 2 to the Declaration of Trust; (2.)
    (iii)    Conformed copy of Amendment No. 3 to the Declaration of Trust; (4.)
    (iv)    Conformed copy of Amendment No. 4 to the Declaration of Trust; (6.)
     (v)    Conformed copy of Amendment No. 5 to the Declaration of Trust; (6.)
    (vi)    Conformed copy of Amendment No. 6 to the Declaration of Trust; (10.)
   (vii)    Conformed copy of Amendment No. 8 to the Declaration of Trust; (10.)
    (viii)       Conformed copy of Certification dated December 6, 1994; (10.)
    (ix)    Conformed copy of Amendment No. 9 to the Declaration of Trust; (12.)
     (x)    Conformed copy of Amendment No. 10 to the Declaration of Trust; (20)
(b)     Copy of By-Laws of the Registrant; (1.)
--------------------
+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

 (c)     (i)Copy of Specimen Certificate for Shares of Beneficial Interest of
               Independence One U.S. Government Securities Fund; (7.)
          (ii)    Copy of Specimen Certificate for
                  Shares of Beneficial Interest of
                  Independence One Equity Plus Fund,
                  Independence One Fixed Income Fund,
                  and Independence One Michigan
                  Municipal Bond Fund; (14.)
         (iii)    Copy of Specimen Certificate for
                  Shares of Beneficial Interest of
                  Independence One U.S. Treasury
                  Money Market Fund; (2.)
          (iv)    Copy of Specimen Certificates for
                  Shares of Beneficial Interest of
                  Independence One Michigan Municipal
                  Cash Fund and Independence One
                  Prime Money Market Fund-Class A
                  Shares and Class B Shares; (16.)
           (v)    Copy of Specimen Certificates for
                  Shares of Beneficial Interest of
                  Independence One Small Cap Fund and
                  Independence One International
                  Equity Fund ; (19.)
 (d)     Conformed copy of Investment Advisory Contract of the Registrant as amended; (8.)
           (i) Conformed copy of Investment Sub-Advisory Contract for Independence One U.S. Government
                  Securities Fund; (8.)
          (ii)    Conformed copy of Exhibit G to the
                  Present Investment Advisory
                  Contract of the Registrant to add
                  Independence One Fixed Income Fund
                  to the Present Investment Advisory
                  Contract of the Registrant; (14.)
         (iii) Conformed copy of Exhibit H to the Present Investment Advisory Contract of the Registrant to add
                  Independence One Michigan Municipal
                  Bond Fund to the Present Investment
                  Advisory Contract of the
                  Registrant; (14.)
--------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

               (iv)    Conformed copy of Exhibit I to the
                       Present Investment Advisory
                       Contract of the Registrant to add
                       Independence One Equity Plus Fund
                       to the Present Investment Advisory
                       Contract of the Registrant; (14.)
                (v)    Conformed copy of Exhibit H to the
                       Present Investment Advisory
                       Contract of the Registrant to add
                       Independence One International
                       Equity Fund; (19.)
               (vi)    Conformed copy of Exhibit I to the
                       Present Investment Advisory
                       Contract of the Registrant to add
                       Independence One Small Cap Fund;
                       (19.)
              (vii)    Conformed copy of Investment Sub-Advisory Agreement for
                          Independence One Equity Plus Fund; (14.)
          (viii)       Conformed Copy of Investment Sub-Advisory Agreement for
                         Independence One Small Cap Fund;(21)
               (ix) Conformed Copy of Sub-Advisory
      Agreement for Independence One International Equity
      Fund; (21) (e) Conformed Copy of Distributor's
      Contract of Registrant through and including Exhibit
      C; (16.)
                (i) Conformed Copy of Exhibit D to the
               Distributor's Contract; (10.) (ii)
               Conformed Copy of Exhibit E to the
               Distributor's Contract; (10.)
              (iii) Conformed copy of Exhibit F to the
               Distributor's Contract; (13.) (iv)
               Conformed copy of Exhibit G to the
               Distributor's Contract; (13.)
                (v) Conformed copy of Exhibit H to the
               Distributor's Contract; (13.) (vi)
               Conformed copy of Exhibit I to the
               Distributor's Contract; (13.)
              (vii) Conformed copy of Exhibit J to the
       Distributor's Contract; (13.) (viii) Conformed copy
       of Exhibit K to the Distributor's Contract; (13.)
      (f)     Not applicable;
--------------------
+ All exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on June 24, 1998. (File Nos. 33-26516 and 811-5752)

(g)              (i) Conformed Copy of Custodian
                 Agreement of the Registrant through
                 and including Exhibit A; (16.)
          (a)    Conformed Copy of Amendment No. 2 to Exhibit A of the Custodian
                     Agreement; (19.)
         (ii)    Conformed Copy of the Agency Agreement of the Registrant; (3.)
        (iii)    Conformed Copy of the Administrative Services Agreement of
                    the Registrant; (16.)
         (iv)    Conformed Copy of Amendment No. 1 to Exhibit A of Agency
                    Agreement of the Registrant; (7.)
(h)       (i)    Conformed Copy of Agreement for Fund Accounting, Shareholder
                    Recordkeeping, and Custody Services
                 Procurement;(10.)
          (a)    Amendment to Exhibit 1 of the
                 Agreement for Fund Accounting,
                 Shareholder Recordkeeping, and
                 Custody Services Procurement; (19.)
         (ii) Conformed copy of Shareholder Services Plan; (13.)
        (iii) Conformed Copy of Exhibit 1 to the
         Shareholder Services Plan of the
         Registrant; (12.) (iv) Conformed copy of
         Shareholder Services Agreement (Amended and
         Restated 9/19/95); (15.)

+ All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

              (v)    Conformed Copy of Exhibit 1 to the Shareholder Services
                         Agreement of the Registrant; (12.)
   (i)      Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (16.)
   (j)      Conformed Copy of Independent Auditors Consent;(20.)
   (k)      Not applicable;
   (l)      Conformed Copy of Initial Capital Understanding; (16.)
   (m)        (i)    Conformed Copy of Distribution Plan through and including
                     Exhibit A; (16.)
             (ii)    Copy of Sales Agreement with Federated Securities Corp. and
                     Administrative Agreement - Appendix  B; (2.)
            (iii) Conformed copy of Exhibit B of Distribution Plan; (8.)
             (iv) Copy of Schedule A of Sales Agreement
              with Federated Securities Corp.; (7.) (v)
              Copy of Fee Schedule for Rule 12b-1
              Agreement with Federated Securities Corp.;  (7.)
   (n)      Copy of Financial Data Schedules; (20.)
   (o)      Conformed copy of 18f-3 Plan; (17.)
   (p)        (i)    Conformed copy of Power of Attorney; (16.)
             (ii) Conformed copy of Power of Attorney
(adding Nathan Forbes as Trustee); (20.)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None
--------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

Item 25.          Indemnification: (4.)

Item 26.          Business and Other Connections of Investment Adviser:

               Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fourth largest bank holding company in terms of total assets, as of December 31, 1997, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division have investment discretion over $2.2 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. For more information on the business of the Adviser, see the Prospectus under the heading "Management of the Trust--Investment Adviser." --------------------

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

                  The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.





                                                                                Other Substantial Business
                                        Position with                             Profession, Vocation or
Name                                     the Adviser                             Employment

Glenn L. Barnes                           Director                     Executive General Manager,
                                                                       Business and Personal Financial Services, National Australia
                                                                       Bank Limited.

John S. Carton                            Director                     Director, Michigan National Corporation; Chairman, President,
                                                                       and CEO, Pine View, Inc.

Sidney E. Forbes                          Director                     Director, Michigan National Corporation; Partner,
                                                                       Forbes/Cohen Properties. Other Substantial





William F. Pickard                        Director                     Director, Michigan National Corporation, Chairman and Chief
                                                                       Executive Officer, Regal Plastics Company.

Douglas E. Ebert                          Director,                    Chief Executive Officer,
                                          and Chief                    Michigan National Corporation
                                          Executive Officer

Stephen A. VanAndel                       Director                     Director, Michigan National Corporation; Vice President and
                                                                       Chairman, Amway Corporation.

James A. Williams                         Chairman                     Chairman, Michigan National Corporation; Chairman and
                                                                       President Williams, Schaefer, Ruby & Williams.

Lawrence L. Gladchun                      General                      General Counsel and
                                          Counsel and                  Secretary, Michigan National
                                          Secretary                    Corporation.


Richard C. Webb                           Head CFS                     Head, Commercial Financial
                                                                       Services, Michigan National
                                                                       Corporation.

Robert V. Panizzi                         Controller                   Michigan National
                                                                       Corporation.

Brian Black                               Head of Consumer             Head of Consumer Financial
                                          Financial Services           Services, Michigan National
                                                                       Corporation


Susan Barbour                             Head of Business             Head of Business Financial
                                          Financial Services           Services, Michigan National
                                                                       Corporation

Robert Hutchinson                         Head of Channel              Michigan National Corporation
                                          Management

Charles Van Swearingen                    Chief Financial              Chief Financial Officer,
                                          Officer                      Michigan National Corporation.

                                          Kevin J. Van Solkema         Head/Risk                 Head of Risk Management,
                                          Management                   Michigan National Bank.

Errol Talbott                             Chief Operations             Director, Michigan
                                          Officer                      National Corporation.

Joseph L. Fritzsche                       Head/Human                   Head of Human Resources,
                                          Resources                    Michigan National Corporation.

Kay Thawley                               Head/Marketing               Head of Marketing, Michigan
                                                                       National Corporation





Mickey Brown                              Head/Operations              Head of Operations and
                                          and Information              Information Technology,
                                          Technology                   Michigan National Corporation.

James B. Meyer                            Director                     Director, Michigan National
                                                                       Corporation, President and
                                                                       Chief Operating Officer,
                                                                       Spartan Stores, Inc.

Dr. Donald Argus                          Director                     Managing Director, and Chief Executive Officer, National
                                                                       Australia Bank
                                    Limited.

         National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 500 Bourke Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. The Merger was completed on November 2, 1995 and Operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.

         On May 4, 1995, the Trust's Board of Trustees approved the present investment advisory contract (the "Present Advisory Contract") between the Trust, on behalf of Independence Once Equity Plus Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund (collectively, the "Portfolios"), and Michigan National Bank, as a subsidiary of MNC. Under the provisions of the Investment Company Act of 1940, completion of the Merger resulted in an assignment, and termination of the Portfolios' Present Advisory Contract with the Adviser. Also on May 4, 1995, the Portfolios' Board of Trustees approved a new investment advisory contract (the "New Advisory Contract") between the Trust, on behalf of the Portfolios, and Michigan National Bank, as a subsidiary of NAB. The New Advisory Contract became effective upon consummation of the Merger.

         The following information appeared in NAB's Annual Report for its fiscal year ended September 30, 1997.

         NAB, together with its subsidiaries (collectively, the "Group"), is one of the four major Australian commercial banks ("trading banks" in Australian terminology) which together account for approximately 18.3% of commercial banking assets in Australia as of August 1997, according to the Reserve Bank of Australia Bulletin. The Group undertakes a range of banking, financial and related activities in Australia and elsewhere in the world, including commercial banking, savings banking, finance and life insurance and merchant and investment banking. As of September 30, 1997, Group assets totalled A$202.0 billion, of which approximately 53.3% was domiciled in Australia, and Group deposits and borrowings totalled A$128.5 billion, of which approximately 46.7% was domiciled in Australia.+

         NAB was established as "The National Bank of Australasia" in 1858 in Victoria, Australia. Through internal expansion and the acquisition of other banks, NAB developed into a national commercial bank. In its present form, NAB is the product of the merger in 1981 of The National Bank of Australasia Limited and Commercial Banking Company of Sydney Limited, the latter Bank being established in 1834 in New South Wales, Australia.

         At September 30, 1997 the Group had 52,226 full-time and part-time employees worldwide.

         Banking, the Group's principal business activity, is conducted in Australia by NAB and internationally by NAB and certain subsidiaries. As of September 30, 1997, NAB was the largest financial institution in Australia (according to the Reserve Bank of Australia Bulletin) based on domestic assets of $107.3 billion. The Group is the largest Australian banking group based on its global assets of A$202.0 billion.+

         Consistent with its philosophy of providing customers with a comprehensive range of financial products and services, in 1985 the Group established a life insurance and funds management entity, National Australia Financial Management Limited. This entity and its subsidiaries provide the Australian market with a range of personal financial planning services, personal life and disability insurance, personal superannuation and managed investments, corporate superannuation, group life insurance and various investment management services. At September 30, 1997, funds under management amounted to A$4.4 billion. Two of the Group's banking subsidiaries in the United Kingdom, Yorkshire Bank and Northern Bank, offer certain insurance and investment products through subsidiaries, mainly in the areas of funds management and other investment related products.

         At September 1997, the directors* and principal executive officer of NAB were as follows:


----------------
+ These figures reflect Australian dollars.

     * The Directors of NAB are classified as either Executive or Non-Executive, with the former being those Directors engaged in the full-time employment of NAB. Mr. Donald Argus is the only Executive Director.




Name and Position              Position/Directorship Principal
    with  NAB                       Held Since                   Occupation(s)

William Robert                          1992/1979        Barrister and Chairman and
Mitchel Irvine                                           Director/Solicitor; Director,
                                                         Bank of New
                                                         Zealand; Chairman,
                                                         National Australia
                                                         Financial
                                                         Management Limited
                                                         and National
                                                         Australia Group
                                                         (UK) Limited;
                                                         former Partner,
                                                         Hedderwick Fookes
                                                         & Alston,
                                                         Solicitors.

Brian Thorley Loton                     1992/1988        Chairman, The Vice-Chairman Broken Hill and Director Proprietary Company
                                                         Limited; Director, Amcor Limited and Australian Foundation Investment
                                                         Company Limited; Alternate Director, National Australia Group (UK)
                                                         Limited; former Managing Director, The Broken Hill Proprietary Company
                                                         Limited.

David                                                    Kennedy Macfarlane
                                                         1992/1985 Chairman
                                                         NAB's Principal
                                                         Board Audit
                                                         Committee;
                                                         Chairman of
                                                         National Australia
                                                         Asset Management
                                                         Limited and
                                                         Alternate
                                                         Director, National
                                                         Australia Group
                                                         (UK)) Limited; 33
                                                         years' experience
                                                         with James Hardie
                                                         Industries
                                                         Limited, 12 years
                                                         of which as
                                                         Managing Director.

Donald Robert Argus                     1990/1989        National Bank of New Zealand, Managing Director and          Clydesdale
Bank PLC National Chief Executive Officer                         Australia Financial Management                      Limited,
National Australia                                                         Group (UK) Limited, National
Irish Bank , Limited Northern                                     Bank Limited and Yorkshire
Bank PLC.

David Charles                           1992             Director, Woodside Petroleum Keith Allen             Limited and a
member of the
                              Principal Board Audit
                                   Committee.

Peter John Waraker                      1985             Chairman, Director Email
Cottrell                                                 Limited.

Dr. Christopher Michael                 1992             Non-Executive Director
Deeley                                                   North Limited; former Managing Director and Chairman         Director
and Chief Executive,                                              ICI Australia Limited.





Name and Position              Position/Directorship
    with  NAB                       Principal Held Since   Occupation(s)

David Alexander Tange                   1981             Alternate Director, Bank of
Dickens                                                  New Zealand; former Partner,
Director                                                 Court & Co. Chartered
                                                         Accountants; former Director,                        The Commercial
Banking Company                                                   of Sydney Limited.

The Lord Nickson                        1991             Chairman, Director, Clydesdale Bank PLC; Director, National Australia
                               Group (UK) Limited.

Mark Richard Rayner                     1985             Director and
Director                                                 Group Executive,
                                                         CRA Limited;
                                                         Deputy Chairman
                                                         and former
                                                         Managing Director,
                                                         Comalco Limited,
                                                         Chairman, Pasminco
                                                         Limited; member of
                                                         NAB's Principal
                                                         Board Audit
                                                         Committee.

Joseph Charles Trethowan                1984             Vice Chairman
Director                                                 of Directors and Chairman, Audit Committee of National Australia
                                                         Financial Management Limited; member of NAB's Principal Board Audit
                                                         Committee; former Chairman and General Manager, State Electricity
                             Commission of Victoria.

Andrew Trunbull                         1992             Non-Executive
Director                                                 Chairman and former Managing Director and Chief Executive Officer, Burns
                                                         Philip and Company Limited.

Sir Bruce Dunstan Watson                1992             Former
Director                                                 Chairman, Director, and Chief Executive Officer, MIM Holdings Limited.

CM Walter                               1995             Solicitor, former Partner, Clayton Utz; Director of Ampolex Limited,
                                                         SGIO Insurance Limited and Melbourne Business School Limited;
                                                         Commissioner of City of Melbourne.



The address of the Directors and principal executive officer of NAB is c/o 500 Bourke Street, Melbourne, Australia.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Independence One Mutual Funds      5800 Corporate Drive
                  (Registrant)                       Pittsburgh, PA 15237-7010

                  Federated Services Company        P.O. Box 8609
                  (Transfer Agent, Dividend         Boston, Massachusetts 02266-
                  Disbursing Agent and Portfolio              8609
                  Recordkeeper)

                  Federated Administrative Services  Federated Investors Tower
                  (Administrator)                    1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

                  Michigan National Bank            27777 Inkster Road
                  (Adviser)                         Mail Code 10-52
                                                    Farmington Hills, MI 48333

                  National Australia Asset           333 Collins Street
                    Management Ltd.                  Melbourne, Victoria 3000,
              (Sub-Adviser to International Australia Equity Fund)

                  Independence One Capital           27777 Inkster Road
                    Management Corporation           Mail Code 10-52
                  (Sub-Adviser to U.S.               Farmington Hills, MI 48333
                    Government Securities
                    Fund)

                  Sosnoff Sheridan Corporation       440 South LaSalle Street
                  (Sub-Adviser to Equity Plus Fund   Suite 2301
                    and Small Cap Fund)              Chicago, IL 60605

                  Michigan National Bank             27777 Inkster Road
                  (Custodian)                        Mail Code 10-52
                                                     Farmington Hills, MI 48333

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of August, 1999.

                          INDEPENDENCE ONE MUTUAL FUNDS

                           BY:  /s/ C. Grant Anderson
                           C. Grant Anderson, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           August 11, 1999




      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:    /s/ C. Grant Anderson
      C. Grant Anderson                           Attorney In Fact                   August 11, 1999
      SECRETARY                                   For the Persons
                                                  Listed Below

      NAME                                           TITLE

Edward C. Gonzales*                               President and Treasurer
                                                  (Chief Executive Officer
                                                  and Principal Financial and
                                                  Accounting Officer)

Robert E. Baker*                                  Trustee

Harold Berry*                                     Trustee

Nathan Forbes*                                    Trustee

Harry J. Nederlander*                             Trustee

Thomas S. Wilson*                                 Trustee

* By Power of Attorney

